Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies
Leases
With respect to contracts involving the use of assets, if the Company has the right to direct the use of the asset and obtain substantially all economic benefits from the use of an asset, it accounts for the service contract as a lease.
In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases. As a result of these amendments, the leases in Natick and Hudson will now expire between March 2025 and March 2028, and additional operating lease assets obtained in exchange for lease obligations were $0.9 million. In April 2024, the Company executed an amendment to one of its leases in Natick, Massachusetts. The amendment was accounted for as a modification of the existing lease agreement, with impacts to the lease term, lease payments, and related lease liability for the lease. As a r es
ult of this amendment, the lease in Natick will now expire in March 2025 and additional operating lease assets obtained in exchange for lease obligations were less than $0.1 million. In February 2024, the Company terminated one of its leases in Paris, France.
As of September 30, 2024, the Company was a party to six different leases for office, manufacturing, and laboratory space under non-cancelable
office leases in three cities. These leases total approximately 51,000 square feet and will expire between March 2025 and March 2028. The Company has a right to extend certain of these leases for periods between three
and five years. Under its real property leases, the Company pays base rent and a proportional share of operating expenses. Such operating expenses are subject to annual adjustment and are accounted for as variable payments in the period in which they are incurred. The Company also holds immaterial leases related to vehicles and office equipment.
The components of
right-of-use
(“ROU”) assets and lease liabilities are included in the condensed co ns
olidated balance sheets. The short-term portion of the Company’s operating lease liability is recorded as part of Accrued expenses and other current liabilities on the condensed consolidated balance sheets.

Aggregate Lease Information
Other pertinent lease information for the three and nine months ended September 30, 2024 and 2023 is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease costs	$259	$285	$794	$834
Short-term lease costs	3	5	23	17
Variable lease costs	59	52	194	211
Operating cash flows paid for amounts in the measurement of lease liabilities	271	284	826	815
Operating lease assets obtained in exchange for lease obligations	—	62	15	936
Future commitments under
non-cancelable
operating lease agreements as of September 30, 2024 are as follows (in thousands):

2024	$273
2025	1,044
2026	739
2027	646
2028	108

Total lease payments	$2,810
Less: present value adjustment	(354)

Total lease liabilities	2,456
Less: current lease liability	(878)

Long-term operating lease liabilities	$1,578

The weighted-average remaining lease terms and discount rates related to our leases were as follows:

	September 30, 2024	September 30, 2023
Weighted -average remaining lease term (in years)	2.9	3.7
Weighted-average discount rate	9.9%	9.9%
Product Liability
The Company has not received any material product liability claims. Notwithstanding this, the Company has obtained insurance related to potential product liability claims.
Litigation and Claims
In the normal course of operations, the Company may become involved in various claims and legal proceedings related to, for example, the validity or scope of its intellectual property rights, employee-related matters, securities class actions, or adverse patient reactions. Additionally, during the normal course of business, the Company may be a party to legal claims that may not be covered by insurance. As of September 30, 2024 and December 31, 2023, the Company has not recorded accruals for probable losses related to any existing or pending litigation or claims as the Company’s management has determined that there are no matters where a potential loss is probable and reasonably estimable. The Company does not believe that any existing or pending claims would have a material impact on the Company’s consolidated financial statements.

French Regulatory Decision
On August 6, 2024, it was announced that the Agence Nationale de Sécurité du Médicament (“ANSM”), the French regulatory authority, has suspended sales of the Allurion Balloon in France, and the Company withdrew the device from the French market. The Company has implemented a remediation plan to reduce certain risks associated with the advertising, follow-up
program, and adverse events for the Allurion Balloon. For the three and nine months ended September 30, 2024, the Company recognized a reduction to revenues of $1.2 million for customer returns of the Allurion Balloon.
NYSE Continued Listing Standards
On August 12, 2024, we received a letter from the NYSE notifying us that, as of August 8, 2024, for the last 30 consecutive business days, the average closing price of the Company’s common stock was less than $1.00 per share, the minimum average closing bid price required by the continued listing requirements of Rule 802.01C of the NYSE Listed Company Manual. A company can regain compliance with the minimum share price requirement at any time during the six-month
cure period if, on the last trading day of any calendar month during the cure period, the company has (i) a closing share price of at least $1.00 and (ii) an average closing share price of at least $1.00 over the 30 trading-day
period ending on the last trading day of that month. In the event that at the expiration of the six-month
cure period, both a $1.00 closing share price on the last trading day of the cure period and a $1.00 average closing share price over the 30 trading-day
period ending on the last trading day of the cure period are not attained, the NYSE will commence suspension and delisting procedures. We intend to monitor the closing bid price of our Common Stock and may, if appropriate, consider available options to regain compliance with the NYSE minimum share price requirement.
On August 29, 2024, we received written notice from the NYSE that we are not in compliance with the con tinu
ed listing standard set forth in Section 802.01B of the NYSE’s Listed Company Manual because the average market capitalization of the Company was less than $50.0 million over the consecutive 30 trading-day
period ended August 29, 2024 and the Company’s last reported stockholders’ equity as of August 29, 2024 was less than $50.0 million. In accordance with applicable NYSE procedures, we submitted a plan to the NYSE outlining measures designed to regain compliance with the continued listing standard within 18 months of receipt the written notice. If the NYSE accepts our plan, the NYSE will review the Company on a quarterly basis to confirm compliance with the plan.

16.	Commitments and Contingencies
Leases
With respect to contracts involving the use of assets, if the Company has the right to direct the use of the asset and obtain substantially all economic benefits from the use of an asset, it accounts for the service contract as a lease.
In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases. As a result of these amendments, the leases in Natick and Hudson will now expire between June 2024 and March 2028, and additional operating lease assets obtained in exchange for lease obligations were $0.9 million. As of December 31, 2023, the Company was a party to seven different leases for office, manufacturing, and laboratory space under non-cancelable
office leases in three cities. These leases total approximately 51,000 square feet and will expire between June 2024 and March 2028. The Company has a right to extend certain of these leases for periods between three
and five years. The Company also holds immaterial leases related to vehicles and office equipment. Under its leases, the Company pays base rent and a proportional share of operating expenses. Such operating expenses are subject to annual adjustment and are accounted for as variable payments in the period in which they are incurred.
The components of ROU assets and lease liabilities are included in the consolidated balance sheets. The short-term portion of the Company’s operating lease liability is recorded as part of Accrued expenses and other current liabilities on the consolidated balance sh
e
ets.

Aggregate Lease Information
Other pertinent lease information is as follows (in thousands):

	December 31, 2023	December 31, 2022
Operating lease costs	$1,123	$918
Short-term lease costs	12	14
Variable operating lease costs	187	191
Operating cash flows paid for amounts in the measurement of lease liabilities	1,084	807
Operating lease assets obtained in exchange for lease obligations	936	1,677
Future commitments under
non-cancelable
operating lease agreements are as follows (in thousands):

2024	$1,173
2025	1,114
2026	737
2027	645
2028	108

Total lease payments	$3,777
Less: present value adjustment	(563)

Present value of total lease liabilities	3,214
Less: current lease liability	(908)

Long-term lease liabilities	$2,306

The weighted-average remaining lease terms and discount rates related to our leases were as follows:

	2023	2022
Weighted-average remaining lease term (in years)	3.5	3.9
Weighted-average discount rate	9.9%	9.5%
Product Liability
The Company has not received any material product liability claims. While product defects and adverse patient reactions associated with the Allurion Balloon have occurred, and are expected to continue to occur, the Company does not have a history of product defects or adverse patient reactions that the Company’s management believes would give rise to a material product liability claim. Furthermore, the Company has obtained insurance related to potential product liability claims.
Litigation and Claims
In the normal course of operations, the Company may become involved in various claims and legal proceedings related to, for example, the validity or scope of its intellectual property rights, employee-related matters, or adverse patient reactions. Additionally, during the normal course of business, the Company may be a party to legal claims that may not be covered by insurance. As of December 31, 2023 and 2022, the Company has not recorded accruals for potential losses related to any existing or pending litigation or claims as the Company’s management has determined that there are no matters where a potential loss is probable and reasonably estimable. The Company does not believe that any existing or pending claims would have a material impact on the Company’s consolidated financial statements.